Related parties (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Directors and Executive Board Management Compensation

	2024		2023		2022

Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	15	2	12	2	15
Share-based payment	-	55	-	46	-	35
	2	70	2	58	2	50

Summary of AB InBev's Transactions with Associates

Million US dollar	2024	2023	2022

Gross profit	(215)	(233)	(4)
Current assets	102	108	100
Current liabilities	7	9	16